UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 93.1%

	Aerospace & Defense – 3.3%

116,300	Precision Castparts Corporation	$20,128,041

262,820	United Technologies Corporation	20,542,011
	Total Aerospace & Defense	40,670,052
	Auto Components – 1.1%

200,710	BorgWarner Inc., (2)	13,210,732
	Biotechnology – 4.4%

130,600	Biogen Idec Inc., (2)	18,051,532

268,400	Celgene Corporation, (2)	19,679,088

244,100	Gilead Sciences, Inc., (2)	16,393,756
	Total Biotechnology	54,124,376
	Capital Markets – 2.7%

72,500	BlackRock Inc.	13,751,800

156,130	Franklin Resources, Inc.	19,953,414
	Total Capital Markets	33,705,214
	Chemicals – 4.3%

274,040	Ecolab Inc.	19,073,184

394,282	Monsanto Company	33,935,852
	Total Chemicals	53,009,036
	Communications Equipment – 3.2%

677,840	QUALCOMM, Inc.	39,704,478
	Computers & Peripherals – 7.8%

142,685	Apple, Inc.	84,911,844

493,170	EMC Corporation, (2)	12,043,211
	Total Computers & Peripherals	96,955,055
	Construction & Engineering – 1.3%

291,540	Fluor Corporation	16,282,509
	Diversified Financial Services – 0.5%

50,820	Intercontinental Exchange, Inc., (2)	6,657,420
	Energy Equipment & Services – 1.8%

211,800	FMC Technologies Inc., (2)	8,662,620

188,000	Schlumberger Limited	13,071,640
	Total Energy Equipment & Services	21,734,260
	Food & Staples Retailing – 2.6%

137,020	Costco Wholesale Corporation	13,486,879

407,000	CVS Caremark Corporation	18,884,800
	Total Food & Staples Retailing	32,371,679
	Health Care Equipment & Supplies – 3.9%

299,600	Covidien PLC	16,463,020

149,000	Edwards Lifesciences Corporation, (2)	12,937,670

36,385	Intuitive Surgical, Inc., (2)	19,728,675
	Total Health Care Equipment & Supplies	49,129,365
	Health Care Providers & Services – 4.1%

529,700	Express Scripts, Inc., (2)	32,597,738

324,630	UnitedHealth Group Incorporated	18,179,280
	Total Health Care Providers & Services	50,777,018

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Health Care Technology – 1.3%

217,410	Cerner Corporation, (2)	$16,564,468
	Hotels, Restaurants & Leisure – 3.6%

293,150	Las Vegas Sands	13,613,886

415,580	Starbucks Corporation	19,075,122

180,050	YUM! Brands, Inc.	12,623,306
	Total Hotels, Restaurants & Leisure	45,312,314
	Household Durables – 0.5%

161,800	Lennar Corporation, Class A	6,062,646
	Industrial Conglomerates – 2.8%

680,060	Danaher Corporation	35,179,504
	Internet & Catalog Retail – 4.3%

108,600	Amazon.com, Inc., (2)	25,284,252

49,785	priceline.com Incorporated, (2)	28,565,139
	Total Internet & Catalog Retail	53,849,391
	Internet Software & Services – 5.3%

399,900	eBay Inc., (2)	19,311,171

338,700	Facebook Inc., Class A, (2)	7,151,651

44,420	Google Inc., Class A, (2)	30,195,383

251,830	VeriSign, Inc., (2)	9,335,338
	Total Internet Software & Services	65,993,543
	IT Services – 9.0%

189,100	International Business Machines Corporation (IBM)	36,785,623

33,510	MasterCard, Inc.	15,445,764

150,000	Teradata Corporation, (2)	10,246,500

354,610	Visa Inc.	49,205,684
	Total IT Services	111,683,571
	Machinery – 1.0%

199,350	Illinois Tool Works, Inc.	12,226,136
	Media – 1.7%

304,300	CBS Corporation, Class B	9,859,320

4,238,900	Sirius XM Radio Inc., (2)	11,868,920
	Total Media	21,728,240
	Multiline Retail – 1.2%

313,900	Dollar General Corporation, (2)	15,261,818
	Oil, Gas & Consumable Fuels – 3.1%

263,700	Cabot Oil & Gas Corporation	12,388,626

167,300	Concho Resources Inc., (2)	14,407,876

184,800	Range Resources Corporation	12,078,528
	Total Oil, Gas & Consumable Fuels	38,875,030
	Personal Products – 0.8%

160,100	Estee Lauder Companies Inc., Class A	9,865,362
	Pharmaceuticals – 0.3%

40,200	Allergan, Inc.	3,614,784
	Real Estate Investment Trust – 1.5%

253,860	American Tower REIT Inc.	19,113,119

2	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 3.8%

383,900	Union Pacific Corporation			$47,231,215
	Semiconductors & Equipment – 0.3%

117,720	Altera Corporation			3,588,106
	Software – 3.2%

218,280	Intuit, Inc.			12,970,198

187,100	Salesforce.com, Inc., (2)			27,312,858
	Total Software			40,283,056
	Specialty Retail – 3.4%

393,500	Gap, Inc.			14,055,820

103,600	Home Depot, Inc.			6,358,968

191,900	Ross Stores, Inc.			11,696,305

115,500	Ulta Salon, Cosmetics & Fragrance, Inc., (2)			10,651,410
	Total Specialty Retail			42,762,503
	Textiles, Apparel & Luxury Goods – 3.3%

220,600	Coach, Inc.			12,364,630

239,800	Michael Kors Holdings Limited, (2)			13,114,662

102,070	Ralph Lauren Corporation			15,687,138
	Total Textiles, Apparel & Luxury Goods			41,166,430
	Trading Companies & Distributors – 0.4%

23,200	W.W. Grainger, Inc.			4,672,712
	Wireless Telecommunication Services – 1.3%

240,600	SBA Communications Corporation, (2)			16,031,178
	Total Common Stocks (cost $1,046,679,678)			1,159,396,320

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.1%

$51,318	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $51,317,874, collateralized by $49,000,000 U.S. Treaury Bonds, 3.125%, due 11/15/41, valued at $52,344,593	0.010%	11/01/12	$51,317,860
	Total Short-Term Investments (cost $51,317,860)			51,317,860
	Total Investments (cost $1,097,997,538) – 97.2%			1,210,714,180
	Other Assets Less Liabilities – 2.8%			34,711,813
	Net Assets – 100%			$1,245,425,993

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

October 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$1,159,396,320	$—	$—	$1,159,396,320
Short-Term Investments:
Repurchase Agreements	—	51,317,860	—	51,317,860
Total	$1,159,396,320	$51,317,860	$—	$1,210,714,180
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $1,103,844,067.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$119,972,398
Depreciation	(13,102,285)
Net unrealized appreciation (depreciation) of investments	$106,870,113

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 90.8%

	Aerospace & Defense – 1.0%

20,450	Embraer S.A., ADR	$570,760
	Capital Markets – 5.8%

786,050	EFG – Hermes Holdings SAE	1,508,444

556,090	GP Investments Ltd., BDR	1,284,095

21,451	Mirae Asset Securities Company Limited	582,202
	Total Capital Markets	3,374,741
	Chemicals – 1.0%

275,000	United Phosphorus Limited	581,746
	Commercial Banks – 8.2%

74,220	Arab Bank PLC	739,316

47,233	Banco Marco SA, ADR, (2)	638,118

123,900	Banco Santander S.A.	850,991

3,027,676	First Bank of Nigeria PLC	312,676

230,814	Kazkommertsbank, 144A, GDR, (2), (3)	520,393

12,860	KB Financial Group Inc.	437,471

39,283	Sberbank of Russia, ADR, (3)	457,648

131,400	Tukiye Vakiflar Bankasi TAO	309,348

4,212,382	Zenith Bank PLC	483,300
	Total Commercial Banks	4,749,261
	Construction & Engineering – 1.1%

240,495	Murray & Roberts Holdings Limited	622,688
	Construction Materials – 2.0%

1,035,500	Asia Cement China Holdings Corporation	440,920

235,500	India Cements Limited, 144A, GDR, Reg S	417,542

1,336,000	Luks Group (Vietnam Holdings) Company Limited	308,571
	Total Construction Materials	1,167,033
	Diversified Telecommunication Services – 4.4%

39,927	KT Corporation, Sponsored ADR	676,763

429,670	Telecom Egypt SAE	970,053

413,865	Telkom SA Ltd	871,104
	Total Diversified Telecommunication Services	2,517,920
	Electric Utilities – 7.0%

270,566	Eletrobras SA	1,485,345

697,286	Federal Hydrogenerating, GDR	1,655,357

395,558,500	Inter Rao Ues OAO, (3)	320,402

22,800	Korea Electric Power Corporation, Sponsored ADR, (2)	293,892

80,810	Pampa Energia S/A, ADR, (2)	277,986
	Total Electric Utilities	4,032,982
	Food Products – 3.3%

91,800	BrasilAgro Companhia Brasileira de Propriedades Agricolas, (2)	418,084

13,463	Industrias Bachoco S.A.B. de C.V., ADR	339,941

30,622	MHP SA, 144A, GDR, (2), (3)	465,454

3,715,500	REI Agro Limited	704,491
	Total Food Products	1,927,970

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Health Care Providers & Services – 1.2%

760,700	Faber Group Berhad	$364,617

43,500	Profarma Distribuidora de Produtos Farmaceuticos S.A.	311,839
	Total Health Care Providers & Services	676,456
	Hotels, Restaurants & Leisure – 0.8%

25,825	Orascom Development Holding AG	442,294
	Household Durables – 1.2%

134,900	Gafisa S.A.	247,742

117,580	Oriental Weavers Company	463,010
	Total Household Durables	710,752
	Industrial Conglomerates – 0.9%

343,619	Turk Sise ve Cam Fabrikalari SA	502,249
	Insurance – 1.9%

1,064,994	Cathay Financial Holding Company Limited	1,070,007
	Metals & Mining – 16.8%

59,550	AngloGold Ashanti Limited, Sponsored ADR	2,023,509

69,737	Banro Corporation, (2)	322,588

109,003	CGA Mining Limited, (2)	330,692

32,550	Dundee Precious Metals Inc., (2)	299,509

2,464,516	Eastern Platinum Limited, (2)	407,154

176,090	Gabriel Resources, Limited, (2)	426,671

148,626	Gold Fields Limited, Sponsored ADR	1,859,311

70,425	Impala Platinum Holdings Limited	1,267,068

425,100	Polyus Gold Company	1,414,885

30,100	Silver Standard Resources, Inc., (2)	458,423

116,715	Turquoise Hill Resources Limited	920,881
	Total Metals & Mining	9,730,691
	Multiline Retail – 0.4%

77,796	Pantaloon Retail India Limited	258,573
	Oil, Gas & Consumable Fuels – 11.5%

389,300	Bankers Petroleum Limited, (2)	1,106,996

203,864	Gazprom OAO, ADR	1,862,298

21,690	Niko Resources Limited	276,242

168,592	Petrobras Argentina S.A., ADR, (2)	738,433

86,387	Petrobras Petroleo Brasileiro, Sponsored ADR	1,773,525

5,305,500	PT Medco Energi Internasional Tbk	872,742
	Total Oil, Gas & Consumable Fuels	6,630,236
	Pharmaceuticals – 8.9%

22,125	EGIS Pharmaceuticals PLC	1,778,956

12,200	Krka	759,025

42,601	Pharmstandard OJSC, 144A, GDR, (2), (3)	626,235

3,698,500	United Laboratories International Holdings Ltd	1,966,158
	Total Pharmaceuticals	5,130,374

6	Nuveen Investments

Shares	Description (1)				Value

	Real Estate Management & Development – 5.0%

87,979	Cresud S.A., Sponsored ADR, (2)				$704,712

1,191,500	Emaar Properties PJSC				1,171,063

40,280	IRSA Inversiones y Representaciones S.A., ADR				290,822

59,538	Solidere, GDR, 144A, (3)				731,727
	Total Real Estate Management & Development				2,898,324
	Textiles, Apparel & Luxury Goods – 0.1%

8,439,000	China Hongxing Sports Limited, (4)				49,743
	Tobacco – 0.5%

19,800	Eastern Tobacco Co.				301,252
	Wireless Telecommunication Services – 7.8%

260,850	Bharti AirTel Limited				1,309,220

13,814	MTN Group Limited				249,079

120,700	NII Holdings Inc., (2)				961,979

15,981,300	Safaricom Limited				825,810

44,174	SK Telecom Company Limited, ADR				690,440

27,050	TIM Participacoes S.A., ADR				470,129
	Total Wireless Telecommunication Services				4,506,657
	Total Common Stocks (cost $62,987,717)				52,452,709

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	SOVEREIGN DEBT – 0.9%

	Argentina – 0.9%

$768	Province of Buenos Aires, 144A	10.875%	1/26/21	B—	$506,880
	Total Sovereign Debt (cost $732,857)				506,880

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.5%

	Oil, Gas & Consumable Fuels – 0.5%

300 EUR	Magnolia Finance, Convertible to MOL Hungarian Oil & Gas	4.000%	3/29/49	B+	$297,466
	Total Convertible Bonds (cost $242,182)				297,466

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 1.5%

	Commercial Banks – 0.4%

174	Ukraine Export–Import Bank, Loan Participants, Series 2010	8.375%	4/27/15	B2	$170,737

100	Ukraine Export–Import Bank Loan Participation with Credit Suisse International	5.793%	2/09/16	B3	84,500
	Total Commercial Banks				255,237
	Construction Materials – 0.2%

100	C5 Capital Special Purpose Vehicle Ltd., Series 2006, 144A	4.637%	12/29/49	B+	59,000

50 EUR	C10 Capital Special Purpose Vehicle Ltd., Guaranteed by Cemex SAB de CV	6.277%	5/29/49	B+	36,940
	Total Construction Materials				95,940
	Metals & Mining – 0.9%

561	Banro Corporation, 144A	10.000%	3/01/17	N/R	495,083
	Total Corporate Bonds (cost $894,780)				846,260

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2012

Shares	Description (1)	Coupon		Ratings (5)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 2.8%

	Household Durables – 2.8%

89,620	LG Electronics Inc., PFD	0.000%		N/R	$1,643,499
	Total $25 Par (or similar) Preferred Securities (cost $1,999,186)				1,643,499

Shares	Description (1)				Value
	WARRANTS – 0.0%

	Metals & Mining – 0.0%

26,928	Banro Corporation, 144A				$29,890
	Total Warrants (cost $–)				29,890

Shares	Description (1)				Value
	EQUITY LINKED CERTIFICATES – 1.1% (7)

	Wireless Telecommunication Services – 1.1%

18,965	Cheurveux Securities Program, Equity Linked Note, Etihad Etisalat Co., 144A				$361,128

93,562	CLSA Asian Securities Program, Equity Linked Note, NTPC Limited, 144A				285,346
	Total Equity Linked Certificates (cost $606,468)				646,474

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT–TERM INVESTMENTS – 2.3%

$1,310	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $1,309,711, collateralized by $1,285,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $1,337,120	0.010%	11/01/12		$1,309,710
	Total Short–Term Investments (cost $1,309,710)				1,309,710
	Total Investments (cost $68,772,900) – 99.9%				57,732,888
	Other Assets Less Liabilities – 0.1%				59,528
	Net Assets – 100%				$57,792,416

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$49,281,107	$3,121,859	$49,743	$54,452,709
Sovereign Debt	—	506,880	—	506,880
Convertible Bonds	—	297,466	—	297,466
$25 Par (or similar) Preferred Securities	1,643,499	—	—	1,643,499
Corporate Bonds	—	846,260	—	846,260
Warrants	—	29,890	—	29,890
Equity Linked Certificates	—	646,474	—	646,474
Short-Term Investments:
Repurchase Agreements	—	1,309,710	—	1,309,710
Total	$50,924,606	$6,758,539	$49,743	$57,732,888
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2 and Level 3.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	Transfers Out	Transfers In	Transfers Out	Transfers In	Transfers Out
$ —	$(1,612,082)	$1,612,082	$ —	$ —	$ —

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2012

At October 31, 2012, the cost of investments was $75,864,372.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,251,822
Depreciation	(20,383,306)
Net unrealized appreciation (depreciation) of investments	$(18,131,484)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to an ADR, except that a third party (not the equity issuer) is responsible for paying stock returns under the note.

N/R	Not Rated.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

EUR	Euro.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 3.0%

94,000	Alliant Techsystems Inc.	$5,385,260

519,300	Finmeccanica SPA	2,572,551

208,250	Thales S.A.	7,324,364
	Total Aerospace & Defense	15,282,175
	Airlines – 2.1%

1,200,289	Southwest Airlines Co.	10,586,549
	Automobiles – 0.8%

157,000	General Motors Company, (2)	4,003,500
	Capital Markets – 3.1%

209,200	Credit Suisse Group, Sponsored ADR	4,882,728

1,375,000	EFG – Hermes Holdings SAE	2,638,650

300,000	Guoco Group Limited	2,771,595

1,052,000	Uranium Participation Corporation, (2)	5,234,984
	Total Capital Markets	15,527,957
	Chemicals – 0.7%

277,000	Chugoku Marine Paints Limited	1,367,130

43,700	Mosaic Company	2,287,258
	Total Chemicals	3,654,388
	Commercial Banks – 2.1%

651,000	Banco Santander Brasil S.A., ADR	4,426,800

2,051,000	Sumitomo Mitsui Trust Holdings Inc.	6,217,487
	Total Commercial Banks	10,644,287
	Communications Equipment – 0.9%

274,400	Cisco Systems, Inc.	4,703,216
	Computers & Peripherals – 1.3%

183,000	Western Digital Corporation, (2)	6,264,090
	Diversified Telecommunication Services – 6.1%

366,000	KT Corporation, Sponsored ADR	6,203,700

210,500	Nippon Telegraph and Telephone Corporation	9,584,962

2,316,000	Telecom Egypt SAE	5,228,761

6,013,000	Telecom Italia S.p.A.	4,800,948

233,000	Vivendi S.A.	4,767,114
	Total Diversified Telecommunication Services	30,585,485
	Electric Utilities – 10.9%

1,185,348	Centrais Eletricas Brasileiras S.A., PFD B ADR, (2)	9,482,784

937,000	Electricite de France S.A.	19,826,582

212,500	Exelon Corporation	7,603,250

4,400,000	Federal Hydrogenerating, GDR	10,445,600

3,190,960,000	Inter Rao Ues OAO, (3)	2,584,678

387,000	Korea Electric Power Corporation, Sponsored ADR, (2)	4,988,430
	Total Electric Utilities	54,931,324
	Electrical Equipment – 1.7%

276,500	Areva S.A., (2)	4,845,369

320,800	Futaba Corporation	3,785,464
	Total Electrical Equipment	8,630,833

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.4%

283,145	Ingram Micro, Inc., Class A, (2)	$4,303,804

382,000	Sanshin Electronics Company Limited	2,871,101
	Total Electronic Equipment & Instruments	7,174,905
	Food & Staples Retailing – 3.3%

326,250	Carrefour S.A.	7,882,273

297,000	Kroger Co.	7,490,340

256,500	Tesco PLC	1,323,944
	Total Food & Staples Retailing	16,696,557
	Food Products – 3.7%

271,000	Archer-Daniels-Midland Company	7,273,640

549,100	BrasilAgro Companhia Brasileira de Propriedades Agricolas, (2)	2,500,763

4,620,000	Marine Harvest	3,630,330

315,000	Tyson Foods, Inc., Class A	5,295,150
	Total Food Products	18,699,883
	Health Care Providers & Services – 0.5%

315,300	Profarma Distribuidora de Produtos Farmaceuticos S.A.	2,260,293
	Hotels, Restaurants & Leisure – 0.5%

416,000	OPAP S.A.	2,658,247
	Household Durables – 0.6%

722,000	Oriental Weavers Company	2,843,115
	Insurance – 4.0%

281,000	American International Group, (2)	9,815,330

321,000	MS&AD Insurance Group Holdings	5,440,474

515,000	Old Republic International Corporation	5,088,200
	Total Insurance	20,344,004
	IT Services – 1.0%

158,500	Computer Sciences Corporation	4,826,325
	Machinery – 2.5%

1,439,000	Japan Steel Works Limited	8,526,206

124,300	Kurita Water Industries Limited	2,821,390

241,000	Organo Corporation	1,421,909
	Total Machinery	12,769,505
	Marine – 1.5%

418,500	Stolt-Nielsen S.A.	7,670,751
	Metals & Mining – 17.8%

228,300	AngloGold Ashanti Limited, Sponsored ADR	7,757,634

419,000	Barrick Gold Corporation	16,969,500

16,440,000	Eastern Platinum Limited, (2)	2,715,995

1,090,000	Gabriel Resources, Limited, (2)	2,641,101

200,000	Gold Fields Limited	2,469,250

568,000	Impala Platinum Holdings Limited	10,219,303

951,000	Kinross Gold Corporation	9,500,490

353,000	Newcrest Mining Limited	9,684,786

143,000	Newmont Mining Corporation	7,800,650

478,587	NovaGold Resources Inc., (2)	2,345,076

12	Nuveen Investments

Shares	Description (1)	Value

3,230,000	Polyus Gold Company	$10,750,595

679,200	Turquoise Hill Resources Limited	5,358,888

10,000,000	Village Main Reef Limited	1,407,046
	Total Metals & Mining	89,620,314
	Oil, Gas & Consumable Fuels – 15.8%

1,106,000	Arch Coal Inc.	8,803,760

1,520,000	Bankers Petroleum Limited, (2)	4,322,203

824,000	Cameco Corporation	15,944,400

391,500	Chesapeake Energy Corporation	7,931,790

135,800	CONSOL Energy Inc.	4,774,728

1,339,000	ERG S.P.A	9,684,336

1,068,000	Gazprom OAO, Sponsored GDR	9,756,180

99,564	Hess Corporation	5,203,215

199,500	Niko Resources Limited	2,540,816

182,800	Peabody Energy Corporation	5,100,120

14,756,000	PT Medco Energi Internasional Tbk	2,427,327

82,000	Southwestern Energy Company, (2)	2,845,400
	Total Oil, Gas & Consumable Fuels	79,334,275
	Pharmaceuticals – 3.3%

30,400	EGIS Pharmaceuticals PLC	2,444,306

172,000	Ipsen SA	4,436,460

31,479	Krka	1,958,471

35,000	Novartis AG	2,106,464

107,100	Teva Pharmaceutical Industries Limited, Sponsored ADR	4,328,982

2,606,500	United Laboratories International Holdings Ltd	1,385,640
	Total Pharmaceuticals	16,660,323
	Real Estate Management & Development – 0.5%

218,535	Solidere, GDR, 144A, (3)	2,685,795
	Road & Rail – 1.4%

105,100	East Japan Railway Company	7,214,681
	Specialty Retail – 1.8%

598,300	Best Buy Co., Inc.	9,100,143
	Textiles, Apparel & Luxury Goods – 0.0%

31,950,000	China Hongxing Sports Limited, (4)	188,326
	Trading Companies & Distributors – 1.1%

385,000	Mitsui & Company Limited	5,425,592
	Transportation Infrastructure – 0.8%

478,000	Kamigumi Company Limited	3,856,094
	Wireless Telecommunication Services – 2.2%

630,000	NII Holdings Inc., (2)	5,021,100

379,000	SK Telecom Company Limited, ADR	5,923,770
	Total Wireless Telecommunication Services	10,944,870
	Total Common Stocks (cost $556,058,386)	485,787,802

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2012

Principal Amount (000)	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.5%

	Household Durables – 0.5%

$150,500	LG Electronics Inc., PFD	0.000%		N/R	$2,759,949
	Total $25 Par (or similar) Preferred Securities (cost $4,204,956)				2,759,949

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.6%

$12,965	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $12,964,780, collateralized by $13,225,000 U.S. Treasury Notes, .750%, due 10/31/17, value $13,225,000	0.010%	11/01/12		$12,964,776
	Total Short-Term Investments (cost $12,964,776)				12,964,776
	Total Investments (cost $573,228,118) – 99.5%				501,512,527
	Other Assets Less Liabilities – 0.5%				2,291,993
	Net Assets – 100%				$503,804,520

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1	–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2	–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$480,329,003	$5,270,473	$188,326	$485,787,802
$25 Par (or similar) Preferred Securities	2,759,949	—	—	2,759,949
Short-Term Investments:
Repurchase Agreements	—	12,964,776	—	12,964,776
Total	$483,088,952	$18,235,249	$188,326	$501,512,527
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2 and Level 3.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a

14	Nuveen Investments

similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $581,023,500

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$40,043,593
Depreciation	(119,554,566)
Net unrealized appreciation (depreciation) of investments	$(79,510,973)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 94.3%

	Capital Markets – 2.1%

183,969	Uranium Participation Corporation, (2)	$915,470

	Chemicals – 5.1%

113,000	Chugoku Marine Paints Limited	557,710

11,718	Mosaic Company	613,320

11,099	Potash Corporation of Saskatchewan	448,067

295,511	United Phosphorus Limited	625,135
	Total Chemicals	2,244,232

	Electric Utilities – 6.4%

90,040	Centrais Electricas Brasileiras S.A., PFD B	715,958

55,998	Electricite de France S.A.	1,184,897

391,184	Federal Hydrogenerating, GDR	928,671
	Total Electric Utilities	2,829,526

	Electrical Equipment – 2.1%

52,803	Areva S.A.	925,317

	Energy Equipment & Services – 3.9%

10,087	Transocean Ltd.	460,875

112,012	Weatherford International Ltd, (2)	1,265,736
	Total Energy Equipment & Services	1,726,611

	Food Products – 8.3%

48,400	Archer-Daniels-Midland Company	1,299,056

141,200	BrasilAgro Companhia Brasileira de Propriedades Agricoles, (2)	643,066

538,644	Marine Harvest	423,259

21,018	MHP SA, 144A, GDR, (2), (4)	319,474

20,194	Smithfield Foods, Inc., (2)	413,371

33,403	Tyson Foods, Inc., Class A	561,504
	Total Food Products	3,659,730

	Machinery – 1.9%

146,000	Japan Steel Works Limited	865,063

	Metals & Mining – 31.6%

27,011	Alcoa Inc.	231,484

339,136	Alumina Limited	339,719

42,526	AngloGold Ashanti Limited, Sponsored ADR	1,445,033

35,733	Barrick Gold Corporation	1,447,187

174,805	CGA Mining Limited	530,322

49,613	Dundee Precious Metals Inc., (2)	456,514

3,742,914	Eastern Platinum Limited, (2)	618,354

298,603	Gabriel Resources, Limited, (2)	723,524

56,644	Impala Platinum Holdings Limited	1,019,124

148,362	Kinross Gold Corporation	1,482,136

48,453	Newcrest Mining Limited	1,329,340

106,360	NovaGold Resources Inc., (2)	521,164

399,838	Polyus Gold International Ltd.	1,330,804

16	Nuveen Investments

Shares	Description (1)				Value

201,210	Saint Barbara Limited				$395,801

59,225	Silver Standard Resources, Inc., (2)				901,997

149,185	Turquoise Hill Resources Limited				1,177,070
	Total Metals & Mining				13,949,573
	Oil, Gas & Consumable Fuels – 30.7%

83,560	Arch Coal Inc.				665,138

299,693	Bankers Petroleum Limited, (2)				852,193

76,560	Cameco Corporation				1,481,436

20,978	Chesapeake Energy Corporation				425,014

26,758	CONSOL Energy Inc.				940,811

8,925	Devon Energy Corporation				519,524

166,699	ERG S.P.A				1,205,653

100,561	Gazprom OAO, Sponsored GDR				918,625

24,702	Hess Corporation				1,290,927

31,895	Peabody Energy Corporation				889,871

183,640	Petrobras Argentina, S.A., ADR, (2)				804,343

5,799,500	PT Medco Energi Internasional Tbk				954,004

522,690	Saras SpA				698,486

19,934	Southwestern Energy Company, (2)				691,710

15,549	Suncor Energy, Inc.				522,757

58,963	Talisman Energy Inc.				672,177
	Total Oil, Gas & Consumable Fuels				13,532,669
	Real Estate Management & Development – 2.2%

119,027	Cresud S.A., Sponsored ADR, (2)				953,406
	Total Common Stocks (cost $47,682,450)				41,601,597

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 2.4%

	Metals & Mining – 2.4%

$1,181	Banro Corporation, 144A	10.000%	3/01/17	N/R	$1,042,233
$1,181	Total Corporate Bonds (cost $1,181,000)				1,042,233

Shares	Description (1)				Value
	WARRANTS – 0.2%

	Metals & Mining – 0.2%

75,504	Banro Corporation, Warrants, 144A				$83,809
	Total Warrants (cost $—)				83,809

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.6%

$1,586	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $1,585,602, collateralized by $1,555,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $1,618,071	0.010%	11/01/12		$1,585,601
	Total Short-Term Investments (cost $1,585,601)				1,585,601
	Total Investments (cost $50,449,051) – 100.5%				44,313,240
	Other Assets Less Liabilities – (0.5)%				(202,178)
	Net Assets – 100%				$44,111,062

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

October 31, 2012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$41,282,123	$319,474	$—	$41,601,597
Corporate Bonds	—	1,042,233	—	1,042,233
Warrants	—	83,809	—	83,809
Short-Term Investments:
Repurchase Agreements	—	1,585,601	—	1,585,601
Total	$41,282,123	$3,031,117	$—	$44,313,240
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

18	Nuveen Investments

of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $59,299,297.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,354,657
Depreciation	(17,340,714)
Net unrealized appreciation (depreciation) of investments	$(14,986,057)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

N/R	Not Rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.7%

	Aerospace & Defense – 1.5%

199,297	Thales S.A.	$7,009,478
	Automobiles – 1.6%

94,696	Toyota Motor Corporation, Sponsored ADR	7,336,099
	Beverages – 1.9%

598,300	Coca Cola West Holdings Company	9,165,989
	Capital Markets – 2.5%

791,145	UBS AG	11,882,998
	Commercial Banks – 2.8%

675,626	Banco Santander Brasil S.A., ADR	4,594,257

2,781,000	Sumitomo Mitsui Trust Holdings Inc.	8,430,440
	Total Commercial Banks	13,024,697
	Commercial Services & Supplies – 1.5%

991,000	Dai Nippon Printing Co., Ltd.	7,013,842
	Communications Equipment – 1.8%

951,680	Telefonaktiebolaget LM Ericsson, Sponsored ADR	8,460,435
	Diversified Financial Services – 1.0%

528,530	ING Groep N.V., (2)	4,669,327
	Diversified Telecommunication Services – 7.6%

275,017	Belgacom S.A.	8,038,243

545,937	Nippon Telegraph and Telephone Corporation, ADR	12,458,282

13,301,990	Telecom Italia S.p.A.	10,620,680

231,427	Vivendi S.A	4,734,931
	Total Diversified Telecommunication Services	35,852,136
	Electric Utilities – 4.8%

111,652	Centrais Eletricas Brasileiras SA, Eletrobras, PFD B, ADR, (2)	893,216

178,600	Centrais Eletricas Brasileiras SA, PFD B (2)	1,420,147

1,110,533	Centrais Eletricas Brasileiras SA, Eletrobas	6,096,572

324,598	Electricite de France S.A.	6,868,376

572,087	Korea Electric Power Corporation, Sponsored ADR, (2)	7,374,201
	Total Electric Utilities	22,652,512
	Electrical Equipment – 4.1%

158,424	Alstom S.A.	5,410,740

262,584	Areva S.A., (2)	4,601,506

217,200	Mabuchi Motor Company Limited	9,196,242
	Total Electrical Equipment	19,208,488
	Electronic Equipment & Instruments – 1.4%

393,100	FUJIFILM Holdings Corp.	6,627,992
	Energy Equipment & Services – 1.1%

473,907	Weatherford International Ltd, (2)	5,355,149
	Food & Staples Retailing – 4.2%

518,578	Carrefour S.A.	12,528,961

229,000	Seven & I Holdings	7,062,483
	Total Food & Staples Retailing	19,591,444

20	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 0.9%

5,504,853	Marine Harvest	$4,325,635
	Household Durables – 2.6%

754,600	Panasonic Corp.	4,858,630

726,000	Sekisui House, Ltd.	7,411,875
	Total Household Durables	12,270,505
	Industrial Conglomerates – 2.2%

384,370	Orkla ASA	3,040,550

71,234	Siemens AG	7,159,261
	Total Industrial Conglomerates	10,199,811
	Insurance – 6.4%

186,057	Ageas	4,735,131

58,128	Allianz AG	7,207,270

189,499	Axis Capital Holdings Limited	6,863,654

651,100	MS&AD Insurance Group Holdings	11,035,179
	Total Insurance	29,841,234
	Internet & Catalog Retail – 1.1%

2,712,006	Home Retail Group	4,993,583
	Leisure Equipment & Products – 1.6%

168,600	Sankyo Company Ltd.	7,634,837
	Machinery – 1.1%

855,000	Japan Steel Works Limited	5,065,953
	Media – 1.5%

368,608	Wolters Kluwer NV	7,133,122
	Metals & Mining – 15.6%

4,625,845	Alumina Limited	4,633,792

348,926	AngloGold Ashanti Limited, Sponsored ADR	11,856,505

416,784	Barrick Gold Corporation	16,879,751

775,041	Gold Fields Limited	9,568,849

160,718	Impala Platinum Holdings Limited	2,891,595

1,127,499	Kinross Gold Corporation	11,263,715

415,684	Newcrest Mining Limited	11,404,562

1,427,039	Polyus Gold International Limited	4,749,696
	Total Metals & Mining	73,248,465
	Oil, Gas & Consumable Fuels – 6.7%

591,778	Cameco Corporation	11,450,904

663,936	ERG S.P.A	4,801,926

836,775	Gazprom OAO, Sponsored GDR	7,643,940

654,005	Talisman Energy Inc.	7,455,657
	Total Oil, Gas & Consumable Fuels	31,352,427
	Personal Products – 2.0%

732,000	Shiseido Company, Limited	9,261,180
	Pharmaceuticals – 8.1%

312,900	Daiichi Sankyo Company Limited	4,781,887

530,651	GlaxoSmithKline PLC	11,873,121

129,105	Sanofi S.A.	11,348,956

242,673	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,808,843
	Total Pharmaceuticals	37,812,807

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2012

Shares	Description (1)			Value

	Professional Services – 1.2%

143,028	Manpower Inc.			$5,426,482
	Semiconductors & Equipment – 1.5%

214,100	Rohm Company Limited			6,906,019
	Software – 1.5%

53,200	Nintendo Co., Ltd.			6,850,758
	Textiles, Apparel & Luxury Goods – 1.5%

626,000	Wacoal Holdings Corporation			7,041,814
	Wireless Telecommunication Services – 4.4%

761,692	SK Telecom Company Limited, ADR			11,905,246

3,304,107	Vodafone Group PLC			8,971,090
	Total Wireless Telecommunication Services			20,876,336
	Total Common Stocks (cost $458,589,315)			458,091,554

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%

$14,415	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $14,415,103, collateralized by $14,705,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $14,705,000	0.010%	11/01/12	$14,415,099
	Total Short-Term Investments (cost $14,415,099)			14,415,099
	Total Investments (cost $473,004,414) – 100.8%			472,506,653
	Other Assets Less Liabilities – (0.8)%			(3,682,365)
	Net Assets – 100%			$468,824,288

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1	–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2	–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$458,091,554	$—	$—	$458,091,554
Short-Term Investments:
Repurchase Agreements	—	14,415,099	—	14,415,099
Total	$458,091,554	$14,415,099	$—	$472,506,653
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

22	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $495,100,166.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$50,048,676
Depreciation	(72,642,189)
Net unrealized appreciation (depreciation) of investments	$(22,593,513)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.3%

	Automobiles – 1.5%

497	Toyota Motor Corporation, Sponsored ADR	$38,503
	Beverages – 4.8%

4,800	Coca Cola West Holdings Company Ltd.	73,536

4,000	Kirin Holdings Co. Ltd.	50,207
	Total Beverages	123,743
	Building Products – 1.5%

1,700	Lixil Group Corporation	37,586
	Capital Markets – 2.2%

14,000	Daiwa Securities Group Inc.	55,769
	Chemicals – 2.7%

14,000	Chugoku Marine Paints Limited	69,097
	Commercial Banks – 4.9%

12,000	77 Bank Limited	45,697

27,000	Sumitomo Mitsui Trust Holdings Inc.	81,849
	Total Commercial Banks	127,546
	Commercial Services & Supplies – 6.6%

5,000	Dai Nippon Printing Co., Ltd.	35,388

2,600	Duskin Company Limited	49,375

1,000	Secom Company	50,921

6,000	Toppan Printing Company Limited	34,649
	Total Commercial Services & Supplies	170,333
	Construction & Engineering – 1.9%

11,000	Obayashi Corporation	49,192
	Containers & Packaging – 1.4%

3,300	Toyo Seikan Kaisha Ltd.	35,054
	Diversified Telecommunication Services – 2.6%

2,935	Nippon Telegraph and Telephone Corporation, ADR	66,977
	Electrical Equipment – 5.7%

6,100	Futaba Corporation	71,980

1,800	Mabuchi Motor Company Limited	76,212
	Total Electrical Equipment	148,192
	Electronic Equipment & Instruments – 4.9%

3,143	FUJIFILM Holdings Corp., ADR, (2)	52,017

400	Kyocera Corporation	35,125

700	Omron Corporation	13,942

3,500	Sanshin Electronics Company Limited	26,306
	Total Electronic Equipment & Instruments	127,390
	Food & Staples Retailing – 3.1%

2,600	Seven & I Holdings Co. Ltd.	80,185
	Food Products – 3.9%

5,000	Nippon Meat Packers Inc.	62,007

1,000	Nissin Foods Holdings Company Limited	37,830
	Total Food Products	99,837

24	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 3.6%

7,702	Panasonic Corporation, ADR	$42,592

5,000	Sekisui House, Ltd.	51,046
	Total Household Durables	93,638
	Insurance – 4.6%

4,800	MS&AD Insurance Group Holdings	81,353

2,000	NKSJ Holdings Inc.	36,452
	Total Insurance	117,805
	IT Services – 0.5%

700	TKC Corporation	13,662
	Leisure Equipment & Products – 2.5%

800	Fields Corporation	11,504

1,200	Sankyo Company Ltd.	54,340
	Total Leisure Equipment & Products	65,844
	Machinery – 4.3%

9,000	Amada Company Limited	45,660

5,000	Japan Steel Works Limited	29,625

6,000	Organo Corporation	35,400
	Total Machinery	110,685
	Media – 3.5%

610	Hakuhodo DY Holdings Inc.	36,525

4,300	TV Asahi Corporation	55,427
	Total Media	91,952
	Oil, Gas & Consumable Fuels – 2.4%

11,800	JX Holdings Inc.	62,821
	Personal Products – 5.7%

2,700	KAO Corporation	75,829

5,700	Shiseido Company, Limited	72,116
	Total Personal Products	147,945
	Pharmaceuticals – 5.5%

900	Astellas Pharma Inc.	44,701

3,900	Daiichi Sankyo Company Limited	59,602

2,300	Kissei Pharmaceuticals Company Limited	39,183
	Total Pharmaceuticals	143,486
	Real Estate Management & Development – 1.8%

3,000	Daiwa House Industry Company Limited	45,434
	Road & Rail – 2.1%

400	East Japan Railway Company	27,458

600	West Japan Railway Company	26,193
	Total Road & Rail	53,651
	Semiconductors & Equipment – 2.1%

1,700	Rohm Company Limited	54,835
	Software – 2.5%

500	Nintendo Co., Ltd.	64,387
	Specialty Retail – 0.4%

600	Xebio Company Limited	11,740

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

October 31, 2012

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 2.6%

6,000	Wacoal Holdings Corporation	$67,493
	Trading Companies & Distributors – 2.1%

3,800	Mitsui & Company Limited	53,551
	Transportation Infrastructure – 0.9%

3,000	Kamigumi Company Limited	24,201
	Wireless Telecommunication Services – 2.5%

4,549	NTT DoCoMo Inc., Sponsored ADR	65,506
	Total Investments (cost $2,509,511) – 97.3%	2,518,040
	Other Assets Less Liabilities – 2.7%	70,907
	Net Assets – 100%	$2,588,947

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$2,466,023	$52,017	$—	$2,518,040
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

26	Nuveen Investments

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $2,642,340.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$205,764
Depreciation	(330,064)
Net unrealized appreciation (depreciation) of investments	$(124,300)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small Cap Opportunities Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 89.7%

	Aerospace & Defense – 3.2%

2,000	Alliant Techsystems Inc.	$114,580

9,806	Finmeccanica SPA	48,578
	Total Aerospace & Defense	163,158
	Airlines – 3.0%

14,003	Skywest Inc.	153,333
	Biotechnology – 0.7%

9,804	Dendreon Corporation, (2)	37,255
	Capital Markets – 6.0%

41,029	EFG- Hermes Holdings SAE	78,735

35,817	GP Investments Ltd., BDR	82,707

1,760	Mirae Asset Securities Company Limited	47,768

19,431	Uranium Participation Corporation, (2)	96,693
	Total Capital Markets	305,903
	Chemicals – 2.1%

22,000	Chugoku Marine Paints Limited	108,581
	Commercial Banks – 1.1%

1,224	Laurentian Bank of Canada	54,475
	Commercial Services & Supplies – 1.5%

21,083	Downer EDI Limited	78,568
	Construction & Engineering – 2.8%

3,534	Layne Christensen Company, (2)	78,773

25,260	Murray & Roberts Holdings Limited	65,403
	Total Construction & Engineering	144,176
	Construction Materials – 2.4%

33,209	India Cements Limited, 144A, GDR, Reg S	58,880

282,000	Luks Group Vietnam Holdings Company Limited	65,132
	Total Construction Materials	124,012
	Diversified Telecommunication Services – 1.6%

38,633	Telkom SA Ltd	81,315
	Electronic Equipment & Instruments – 4.5%

8,191	Ingram Micro, Inc., Class A, (2)	124,503

2,371	Tech Data Corporation, (2)	105,059
	Total Electronic Equipment & Instruments	229,562
	Food Products – 4.5%

13,300	BrasilAgro Companhia Brasileria de Propriedades Agricolas, (2)	60,572

2,997	Fresh Del Monte Produce Inc.	75,434

49,888	Marine Harvest	39,201

2,603	Smithfield Foods, Inc., (2)	53,283
	Total Food Products	228,490
	Health Care Providers & Services – 3.6%

2,175	Health Net Inc., (2)	46,806

18,900	Profarma Distribuidora de Produtos Farmaceuticos SA	135,489
	Total Health Care Providers & Services	182,295

28	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.7%

4,560	OPAP SA	$29,138

6,242	Orascom Development Holding AG	106,904
	Total Hotels, Restaurants & Leisure	136,042
	Household Durables – 1.0%

14,143	Gafisa S.A., ADR	51,905
	Insurance – 4.1%

2,336	Endurance Specialty Holdings Limited	94,725

11,582	Old Republic International Corporation	114,430
	Total Insurance	209,155
	Internet & Catalog Retail – 1.2%

32,966	Home Retail Group	60,700
	Leisure Equipment & Products – 1.2%

4,100	Fields Corporation	58,960
	Machinery – 1.9%

9,000	Japan Steel Works Limited	53,326

2,000	Kurita Water Industries Limited	45,396
	Total Machinery	98,722
	Marine – 1.6%

4,434	Stolt-Nielsen Ltd.	81,271
	Metals & Mining – 7.9%

13,383	Alumina Limited, Sponsored ADR	52,461

17,680	CGA Mining Limited, (2)	53,637

412,176	Eastern Platinum Limited, (2)	68,094

24,786	Gabriel Resources, Limited, (2)	60,057

11,268	NovaGold Resources Inc., (2)	55,213

22,544	Saint Barbara Limited, (2)	44,346

4,610	Silver Standard Resources, Inc., (2)	70,210
	Total Metals & Mining	404,018
	Oil, Gas & Consumable Fuels – 15.1%

15,795	Arch Coal Inc.	125,728

36,512	Bankers Petroleum Limited, (2)	103,824

24,022	ERG S.P.A.	173,739

6,069	Goodrich Petroleum Corporation, (2)	74,831

2,853	Niko Resources Limited	36,336

21,504	Petrobras Argentina S.A., ADR, (2)	94,188

572,500	PT Medco Energi Internasional Tbk	94,175

52,207	Saras SpA	69,766
	Total Oil, Gas & Consumable Fuels	772,587
	Paper & Forest Products – 1.0%

612	Domtar Corporation	48,807
	Pharmaceuticals – 5.7%

1,245	EGIS Pharmaceuticals PLC	100,104

4,843	Pharmstandard OJSC, 144A, GDR, (2), (4)	71,192

223,500	United Laboratories International Holdings Ltd	118,815
	Total Pharmaceuticals	290,111

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small Cap Opportunities Fund (continued)

October 31, 2012

Shares	Description (1)				Value

	Professional Services – 3.8%

13,095	CBIZ Inc., (2)				$72,284

1,798	FTI Consulting Inc.				46,676

2,008	Manpower Inc.				76,184
	Total Professional Services				195,144
	Real Estate Management & Development – 2.0%

9,558	Cresud S.A., Sponsored ADR, (2)				76,560

3,540	IRSA Inversiones y Representaciones S.A, ADR				25,559
	Total Real Estate Management & Development				102,119
	Specialty Retail – 1.1%

22,423	Office Depot, Inc., (2)				55,609
	Wireless Telecommunication Services – 2.4%

9,190	NII Holdings Inc., (2)				73,244

986,300	SafariCom Limited				50,968
	Total Wireless Telecommunication Services				124,212
	Total Common Stocks (cost $4,590,967)				4,580,485

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 1.8%

	Biotechnology – 0.9%

$70	Dendreon Corporation, Convertible Bond	2.875%	1/15/16	N/R	$44,975

	Oil, Gas & Consumable Fuels – 0.9%

117	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	47,970
$187	Total Convertible Bonds (cost $110,253)				92,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.3%

	Metals & Mining – 0.3%

$15	Banro Corporation, 144A	10.000%	3/01/17	N/R	$13,238
$15	Total Corporate Bonds (cost $15,000)				13,238

Shares	Description (1)				Value
	WARRANTS – 1.4%

	Commercial Banks – 1.4%

35,157.00	HSBC Bank PLC LEPO, United Phosphorus Limited, 144A				$73,935
	Metals & Mining – 0.0%

720	Banro Corporation, 144A				799
	Total Warrants (cost $78,476)				74,734

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 6.2%

$315	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $314,789, collateralized by $305,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $325,818	0.010%	11/01/12		$314,788
	Total Short-Term Investments (cost $314,788)				314,788
	Total Investments (cost $5,109,484) – 99.4%				5,076,190
	Other Assets Less Liabilities – 0.6%				31,029
	Net Assets – 100%				$5,107,219

30	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$4,509,293	$71,192	$—	$4,580,485
Convertible Bonds	—	92,945	—	92,945
Corporate Bonds	—	13,238	—	13,238
Warrants	—	74,734	—	74,734
Short-Term Investments
Repurchase Agreements	—	314,788	—	314,788
Total	$4,509,293	$566,897	$—	$5,076,190
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	Transfers Out	Transfers In	Transfers Out	Transfers In	Transfers Out
$ —	$(71,192)	$71,192	$ —	$ —	$ —

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Small Cap Opportunities Fund (continued)

October 31, 2012

Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $5,183,353.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$369,444
Depreciation	(476,607)
Net unrealized appreciation (depreciation) of investments	$(107,163)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

N/R	Not Rated.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 114.3%

	Aerospace & Defense – 6.3%

90	Precision Castparts Corporation	$15,576

215	TransDigm Group Inc., (2), (3)	28,640

500	United Technologies Corporation	39,080
	Total Aerospace & Defense	83,296
	Beverages – 2.0%

700	Coca-Cola Company	26,026
	Biotechnology – 1.2%

175	Alexion Pharmaceuticals Inc., (2), (3)	15,817
	Capital Markets – 3.7%

105	BlackRock Inc., (3)	19,916

115	Goldman Sachs Group, Inc.	14,075

225	T. Rowe Price Group Inc., (3)	14,612
	Total Capital Markets	48,603
	Chemicals – 7.1%

600	Ecolab Inc., (3)	41,760

300	Monsanto Company, (3)	25,821

250	Praxair, Inc., (3)	26,553
	Total Chemicals	94,134
	Commercial Banks – 1.6%

610	Wells Fargo & Company	20,551
	Communications Equipment – 2.2%

495	QUALCOMM, Inc.	28,995
	Computers & Peripherals – 6.1%

102	Apple, Inc., (3)	60,697

850	EMC Corporation, (2), (3)	20,757
	Total Computers & Peripherals	81,454
	Construction & Engineering – 2.1%

750	Chicago Bridge & Iron Company N.V.	28,163
	Distributors – 1.7%

1,100	LKQ Corporation, (2), (3)	22,979
	Diversified Financial Services – 2.5%

800	JPMorgan Chase & Co.	33,344
	Electronic Equipment & Instruments – 1.0%

225	Amphenol Corporation, Class A, (3)	13,529
	Energy Equipment & Services – 7.5%

240	Core Laboratories N.V., (3)	24,878

285	Ensco PLC, (3)	16,479

210	National-Oilwell Varco Inc., (3)	15,477

400	Oceaneering International Inc., (3)	20,932

315	Schlumberger Limited	21,902
	Total Energy Equipment & Services	99,668
	Food & Staples Retailing – 2.4%

150	Costco Wholesale Corporation	14,765

175	Whole Foods Market, Inc.	16,578
	Total Food & Staples Retailing	31,343

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Food Products – 2.6%

550	McCormick & Company, Incorporated, (3)	$33,891
	Health Care Equipment & Supplies – 2.5%

300	Covidien PLC	16,485

30	Intuitive Surgical, Inc., (2), (3)	16,267
	Total Health Care Equipment & Supplies	32,752
	Health Care Providers & Services – 2.3%

500	Express Scripts, Inc., (2)	30,770
	Hotels, Restaurants & Leisure – 1.5%

225	McDonald’s Corporation, (3)	19,530
	Internet Software & Services – 3.5%

75	Equinix Inc., (2), (3)	13,531

30	Google Inc., Class A, (2)	20,393

120	LinkedIn Corporation, Class A Shares, (2), (3)	12,832
	Total Internet Software & Services	46,756
	IT Services – 7.2%

450	Accenture Limited	30,335

210	International Business Machines Corporation (IBM), (3)	40,851

175	Visa Inc.	24,283
	Total IT Services	95,469
	Machinery – 3.9%

330	Caterpillar Inc., (3)	27,987

750	Donaldson Company, Inc., (3)	24,203
	Total Machinery	52,190
	Media – 2.9%

265	Discovery Communications Inc., Class A Shares, (2), (3)	15,640

375	Scripps Networks Interactive, Class A Shares, (3)	22,770
	Total Media	38,410
	Multiline Retail – 2.0%

535	Dollar General Corporation, (2), (3)	26,012
	Oil, Gas & Consumable Fuels – 4.9%

195	Continental Resources Inc., (2), (3)	14,013

530	Enbridge Inc.	21,078

165	Occidental Petroleum Corporation	13,028

160	Pioneer Natural Resources Company, (3)	16,904
	Total Oil, Gas & Consumable Fuels	65,023
	Pharmaceuticals – 7.1%

300	Allergan, Inc.	26,976

900	Bristol-Myers Squibb Company, (3)	29,925

325	Eli Lilly and Company, (3)	15,805

135	Novo-Nordisk A/S	21,639
	Total Pharmaceuticals	94,345
	Professional Services – 1.9%

300	IHS Inc., (2)	25,317
	Road & Rail – 2.3%

250	Union Pacific Corporation	30,758
	Semiconductors & Equipment – 3.2%

750	Analog Devices, Inc.	29,333

400	Broadcom Corporation, Class A, (2), (3)	12,614
	Total Semiconductors & Equipment	41,947

34	Nuveen Investments

Shares	Description (1)	Value

	Software – 5.0%

600	Intuit, Inc., (3)	$35,652

425	SAP AG, Sponsored ADR, (3)	30,983
	Total Software	66,635
	Specialty Retail – 6.1%

425	Dick’s Sporting Goods Inc., (3)	21,250

200	Ross Stores, Inc.	12,190

275	Tractor Supply Company, (3)	26,466

360	Vitamin Shoppe Inc., (2), (3)	20,606
	Total Specialty Retail	80,512
	Textiles, Apparel & Luxury Goods – 3.7%

200	Nike, Inc., Class B	18,276

100	Ralph Lauren Corporation, (3)	15,368

100	VF Corporation, (3)	15,647
	Total Textiles, Apparel & Luxury Goods	49,291
	Tobacco – 2.0%

825	Altria Group, Inc., (3)	26,235
	Trading Companies & Distributors – 2.3%

150	W.W. Grainger, Inc., (3)	30,212
	Total Common Stocks (cost $1,227,218)	1,513,957

Shares	Description (1)	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 31.2%

	Money Market Funds – 31.2%

414,230	State Street Navigator Securities Lending Prime Portfolio, 0.310%, (4), (5)	$414,230
	Total Investments Purchased with Collateral from Securities Lending (cost $414,230)	414,230
	Total Investments (cost $1,641,448) – 145.5%	1,928,187

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (13.8)%

	Capital Markets – (1.0)%

(800)	Morgan Stanley	$(13,904)
	Chemicals – (1.1)%

(350)	Potash Corporation of Saskatchewan	(14,130)
	Diversified Consumer Services – (1.5)%

(775)	Devry, Inc.	(20,352)
	Electronic Equipment & Instruments – (1.1)%

(400)	Arrow Electronics, Inc., (2)	(14,092)
	Energy Equipment & Services – (1.5)%

(475)	Baker Hughes Incorporated	(19,936)
	Health Care Equipment & Supplies – (1.0)%

(375)	DENTSPLY International Inc.	(13,815)
	Health Care Technology – (1.0)%

(275)	Computer Programs and Systems, Inc.	(13,423)
	Machinery – (1.1)%

(165)	Deere & Company	(14,098)
	Oil, Gas & Consumable Fuels – (2.3)%

(700)	BP PLC	(30,023)

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Long/Short Equity Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Road & Rail – (1.1)%

(625)	Werner Enterprises, Inc.	$(14,474)
	Semiconductors & Equipment – (1.1)%

(425)	Xilinx, Inc.	(13,922)
	Total Common Stocks Sold Short (proceeds $176,257)	(182,169)

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS SOLD SHORT – (2.1)%

(195)	S&P 500	$(27,530)
	Total Exchange-Traded Funds Sold Short (proceeds $26,689)	(27,530)
	Other Assets Less Liabilities – (29.6)%	(392,933)
	Net Assets – 100%	$1,325,555

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1	–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2	–	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,513,957	$—	$—	$1,513,957
Investments Purchased with Collateral from Securities Lending	414,230	—	—	414,230
Common Stocks Sold Short	(182,169)	—	—	(182,169)
Exchange-Traded Funds Sold Short	(27,530)	—	—	(27,530)
Total	$1,718,488	$—	$—	$1,718,488
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security;

36	Nuveen Investments

the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding common stocks and exchange traded funds sold short), was $1,227,218.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks and exchange-traded funds sold short), at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$299,271
Depreciation	(12,532)
Net unrealized appreciation (depreciation) of investments	$286,739

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending. The total value of securities out on loan at the end of the reporting period was $616,340.

(4)	The rate shown is the annualized effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 102% of the fair value of securities loaned. All or a portion of the cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Dividend Growth Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 100.5%

	Aerospace & Defense – 2.9%

800	Safran SA	$31,828
	Automobiles – 2.3%

550	DaimlerChysler AG	25,682
	Beverages – 3.7%

675	Heineken NV	41,615
	Chemicals – 8.3%

225	Linde AG	37,839

140	Syngenta AG, ADR	54,689
	Total Chemicals	92,528
	Commercial Banks – 13.3%

12,000	BOC Hong Kong Holdings Limited	37,006

3,700	HSBC Holdings PLC	36,351

400	Toronto-Dominion Bank	32,533

1,600	Westpac Banking Corporation	42,369
	Total Commercial Banks	148,259
	Electric Utilities – 2.3%

550	Red Electrica Corporacion SA	25,789
	Electrical Equipment – 3.1%

1,900	ABB Limited	34,234
	Energy Equipment & Services – 2.9%

1,700	Tenaris SA	31,796
	Food Products – 2.8%

500	Danone	30,735
	Health Care Providers & Services – 3.5%

550	Fresenius SE, ADR	38,631
	Hotels, Restaurants & Leisure – 3.2%

3,200	Compass Group PLC	35,115
	Industrial Conglomerates – 3.6%

650	Jardine Matheson Holdings Limited	40,040
	Machinery – 2.8%

3,000	Kubota Corporation	30,665
	Media – 5.9%

1,600	Pearson PLC	32,146

2,600	WPP Group PLC	33,545
	Total Media	65,691
	Metals & Mining – 4.2%

1,300	BHP Billiton PLC, ADR	46,219
	Office Electronics – 1.7%

600	Canon Inc.	19,376
	Oil, Gas & Consumable Fuels – 5.4%

1,900	BG Group PLC	35,184

500	Total SA	25,158
	Total Oil, Gas & Consumable Fuels	60,342
	Personal Products – 2.6%

225	L’Oreal	28,659

38	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 11.6%

275	Merck KGaA	$35,145

600	Novartis AG, Sponsored ADR	36,111

360	Novo Nordisk A/S	58,015
	Total Pharmaceuticals	129,271
	Professional Services – 3.4%

2,200	Experian PLC	37,988
	Software – 3.6%

550	SAP AG	40,064
	Trading Companies & Distributors – 2.2%

2,500	Itochu Corporation, (2)	25,022
	Wireless Telecommunication Services – 5.2%

900	Softbank Corporation	28,489

11,000	Vodafone Group PLC	29,866
	Total Wireless Telecommunication Services	58,355
	Total Investments (cost $1,008,763) – 100.5%	1,117,904
	Other Assets Less Liabilities – (0.5)%	(5,455)
	Net Assets – 100%	$1,112,449

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,117,904	$—	$—	$1,117,904
*	Refer to the Fund’s Portfolio of Investments for industry classification.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Dividend Growth Fund (continued)

October 31, 2012

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $1,008,763.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$127,206
Depreciation	(18,065)
Net unrealized appreciation (depreciation) of investments	$109,141

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.1%

	Beverages – 3.0%

1,146,870	Coca-Cola Company	$42,640,627
	Capital Markets – 2.0%

152,495	BlackRock Inc.	28,925,252
	Commercial Banks – 4.3%

512,780	Cullen/Frost Bankers, Inc.	28,356,734

1,004,800	Wells Fargo & Company	33,851,712
	Total Commercial Banks	62,208,446
	Communications Equipment – 4.5%

589,000	Motorola Solutions Inc.	30,439,520

579,505	QUALCOMM, Inc.	33,944,505
	Total Communications Equipment	64,384,025
	Computers & Peripherals – 2.6%

63,200	Apple, Inc.	37,610,320
	Diversified Financial Services – 2.8%

946,805	JPMorgan Chase & Co.	39,462,832
	Diversified Telecommunication Services – 2.8%

1,171,165	AT&T Inc.	40,510,597
	Electric Utilities – 4.5%

307,500	ITC Holdings Corporation	24,483,150

564,745	NextEra Energy Inc.	39,566,035
	Total Electric Utilities	64,049,185
	Electrical Equipment – 1.9%

552,660	Emerson Electric Company	26,765,324
	Energy Equipment & Services – 3.0%

1,066,400	Seadrill Limited	43,018,576
	Food & Staples Retailing – 1.8%

567,400	CVS Caremark Corporation	26,327,360
	Food Products – 2.3%

525,800	McCormick & Company, Incorporated	32,399,796
	Gas Utilities – 2.2%

673,900	ONEOK, Inc.	31,875,470
	Hotels, Restaurants & Leisure – 2.9%

582,100	YUM! Brands, Inc.	40,811,031
	IT Services – 6.7%

460,800	Accenture Limited	31,062,528

853,300	Fidelity National Information Services	28,047,971

192,335	International Business Machines Corporation (IBM)	37,414,928
	Total IT Services	96,525,427
	Machinery – 5.5%

298,000	Caterpillar Inc.	25,273,380

546,600	Eaton Corporation	25,810,452

624,567	PACCAR Inc.	27,068,734
	Total Machinery	78,152,566

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2012

Shares	Description (1)			Value

	Media – 3.0%

428,800	Time Warner Cable, Class A			$42,498,368
	Metals & Mining – 3.1%

1,160,769	Southern Copper Corporation			44,225,299
	Oil, Gas & Consumable Fuels – 10.0%

375,110	Chevron Corporation			41,340,873

654,055	EQT Corporation			39,655,355

755,350	Kinder Morgan, Inc.			26,218,199

514,585	Royal Dutch Shell PLC, Class A, Sponsored ADR			35,238,781
	Total Oil, Gas & Consumable Fuels			142,453,208
	Pharmaceuticals – 8.2%

607,235	Abbott Laboratories			39,786,037

202,700	Novo-Nordisk A/S			32,490,783

1,781,000	Pfizer Inc.			44,293,468
	Total Pharmaceuticals			116,570,288
	Road & Rail – 2.3%

269,500	Union Pacific Corporation			33,156,585
	Semiconductors & Equipment – 2.2%

993,590	Microchip Technology Incorporated			31,149,047
	Software – 2.5%

1,256,100	Microsoft Corporation			35,842,814
	Specialty Retail – 2.4%

1,061,100	Lowe’s Companies, Inc.			34,358,418
	Textiles, Apparel & Luxury Goods – 2.7%

251,175	VF Corporation			39,303,864
	Thrifts & Mortgage Finance – 2.5%

2,564,990	New York Community Bancorp Inc.			35,550,761
	Tobacco – 5.4%

311,845	Lorillard Inc.			36,177,138

459,975	Philip Morris International			40,735,386
	Total Tobacco			76,912,524
	Total Common Stocks (cost $1,252,528,540)			1,387,688,010

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.2%

$31,593	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $31,593,259, collateralized by $32,230,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $32,230,000	0.010%	11/01/12	$31,593,250
	Total Short-Term Investments (cost $31,593,250)			31,593,250
	Total Investments (cost $1,284,121,790) – 99.3%			1,419,281,260
	Other Assets Less Liabilities – 0.7%			10,562,241
	Net Assets – 100%			$1,429,843,501

42	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$1,387,688,010	$—	$—	$1,387,688,010
Short-Term Investments:
Repurchase Agreements	—	31,593,250	—	31,593,250
Total	$1,387,688,010	$31,593,250	$—	$1,419,281,260

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2012

At October 31, 2012, the cost of investments was $1,287,476,178.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$140,472,522
Depreciation	(8,667,440)
Net unrealized appreciation (depreciation) of investments	$131,805,082

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

44	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 91.8%

	Aerospace & Defense – 3.9%

2,800	Precision Castparts Corporation	$484,596

8,135	United Technologies Corporation	635,832
	Total Aerospace & Defense	1,120,428
	Biotechnology – 2.5%

10,980	Gilead Sciences, Inc., (2)	737,417
	Capital Markets – 2.0%

8,800	T. Rowe Price Group Inc.	571,472
	Chemicals – 6.1%

9,600	Ecolab Inc.	668,160

5,815	Monsanto Company	500,497

5,475	Praxair, Inc.	581,500
	Total Chemicals	1,750,157
	Commercial Banks – 1.9%

16,000	Wells Fargo & Company	539,040
	Communication Equipment – 3.9%

23,300	Juniper Networks Inc., (2)	386,081

12,615	QUALCOMM, Inc.	738,924
	Total Communication Equipment	1,125,005
	Computers & Peripherals – 6.2%

1,775	Apple, Inc.	1,056,303

30,000	EMC Corporation, (2)	732,600
	Total Computers & Peripherals	1,788,903
	Construction & Engineering – 1.7%

13,100	Chicago Bridge & Iron Company N.V.	491,905
	Distributors – 1.2%

17,000	LKQ Corporation, (2)	355,130
	Electronic Components – 2.1%

10,315	Amphenol Corporation, Class A	620,241
	Energy Equipment & Services – 4.2%

7,400	National-Oilwell Varco Inc.	545,380

9,655	Schlumberger Limited	671,312
	Total Energy Equipment & Services	1,216,692
	Food & Staples Retailing – 4.1%

6,200	Costco Wholesale Corporation	610,266

12,400	CVS Caremark Corporation	575,360
	Total Food & Staples Retailing	1,185,626
	Food Products – 0.9%

4,100	Mead Johnson Nutrition Company, Class A Shares	252,806
	Health Care Equipment & Supplies – 1.7%

9,000	Covidien PLC	494,550
	Health Care Providers & Services – 1.8%

8,460	Express Scripts, Inc., (2)	520,628
	Hotels, Restaurants & Leisure – 1.9%

12,100	Starbucks Corporation	555,390

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Internet Software & Services – 3.7%

9,500	Akamai Technologies, Inc., (2)	$360,905

1,025	Google Inc., Class A, (2)	696,764
	Total Internet Software & Services	1,057,669
	IT Services – 5.7%

12,110	Accenture Limited	816,335

5,900	Visa Inc.	818,684
	Total IT Services	1,635,019
	Life Sciences Tools & Services – 1.1%

3,900	Waters Corporation, (2)	319,059
	Machinery – 2.3%

20,200	Donaldson Company, Inc.	651,854
	Media – 2.4%

11,800	Discovery Communications Inc., Class A Shares, (2)	696,436
	Multiline Retail – 1.9%

11,100	Dollar General Corporation, (2)	539,682
	Oil, Gas & Consumable Fuels – 2.6%

4,700	Continental Resources Inc., (2)	337,742

5,400	Occidental Petroleum Corporation	426,384
	Total Oil, Gas & Consumable Fuels	764,126
	Personal Products – 2.0%

5,200	Herbalife, Limited	267,020

6,700	Nu Skin Enterprises, Inc., Class A	317,111
	Total Personal Products	584,131
	Pharmaceuticals – 2.1%

6,655	Allergan, Inc.	598,418
	Professional Services – 1.5%

5,300	IHS Inc., (2)	447,267
	Road & Rail – 0.9%

3,200	Kansas City Southern Industries	257,472
	Semiconductors & Equipment – 3.2%

13,700	Altera Corporation	417,576

16,400	Broadcom Corporation, Class A, (2)	517,174
	Total Semiconductors & Equipment	934,750
	Software – 6.4%

10,900	BMC Software, Inc., (2)	443,630

9,300	Check Point Software Technology Limited, (2)	414,129

7,900	Intuit, Inc., (2)	469,418

10,600	Red Hat, Inc., (2)	521,202
	Total Software	1,848,379
	Specialized REIT – 2.6%

10,100	American Tower REIT Inc.	760,427
	Specialy Retail – 3.3%

9,090	Ross Stores, Inc.	554,036

4,100	Tractor Supply Company	394,584
	Total Specialy Retail	948,620

46	Nuveen Investments

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 2.1%

6,515	Nike, Inc., Class B			$595,341
	Trading Companies & Distributors – 1.9%

2,760	W.W. Grainger, Inc.			555,892
	Total Common Stocks (cost $20,589,627)			26,519,932

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%

$301	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $301,386, collateralized by $290,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $309,795	0.010%	11/01/12	$301,385
	Total Short-Term Investments (cost $301,385)			301,385
	Total Investments (cost $20,891,012) – 92.8%			26,821,317
	Other Assets Less Liabilities – 7.2%			2,082,098
	Net Assets – 100%			$28,903,415

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$26,519,932	$—	$—	$26,519,932
Short-Term Investments:
Repurchase Agreements	—	301,385	—	301,385
Total	$26,519,932	$301,385	$—	$26,821,317

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2012

maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $21,206,195.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$6,429,419
Depreciation	(814,297)
Net unrealized appreciation (depreciation) of investments	$5,615,122

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

48	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCK – 97.6%

	Aerospace & Defense – 1.1%

325	Rolls-Royce, (3)	$22,201
	Airlines – 1.9%

245	Copa Holdings SA	22,741

725	Norwegian Air Shuttle	15,641
	Total Airlines	38,382
	Biotechnology – 1.5%

415	Celgene Corporation, (2)	30,428
	Chemicals – 0.7%

300	Nitto Denko Corporation	13,604
	Commercial Banks – 7.1%

45,000	Chongqing Rural Commercial Bank Company Limited	21,193

2,800	DnB NOR ASA	34,967

550	First Republic Bank of San Francisco, (2)	18,893

300	Signature Bank, (2)	21,372

700	SunTrust Banks, Inc.	19,040

875	Wells Fargo & Company	29,479
	Total Commercial Banks	144,944
	Commercial Services & Supplies – 0.5%

300	Aggreko PLC	10,409
	Communications Equipment – 2.2%

1,020	Juniper Networks Inc., (2)	16,901

465	QUALCOMM, Inc.	27,237
	Total Communications Equipment	44,138
	Computers & Peripherals – 4.6%

110	Apple, Inc.	65,461

1,125	EMC Corporation, (2)	27,473
	Total Computers & Peripherals	92,934
	Construction & Engineering – 2.4%

21,000	China Communications Construction Company Limited	19,753

2,450	Empresas ICA SAB de CV	21,168

250	JGC Corporation	8,596
	Total Construction & Engineering	49,517
	Construction Materials – 1.3%

1,600	Caesar Stone Sdot Yam Limited	25,664
	Consumer Finance – 1.8%

460	First Cash Financial Services, Inc., (2)	20,544

2,900	International Personal Finance	16,239
	Total Consumer Finance	36,783
	Distributors – 1.9%

350	Jin Company Limited	10,522

1,300	LKQ Corporation, (2)	27,157
	Total Distributors	37,679
	Diversified Consumer Services – 0.9%

400	Coinstar Inc., (2)	18,776

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Diversified Financial Services – 1.0%

1,880	Ayala Corporation	$20,217
	Electrical Equipment – 1.0%

290	Rockwell Automation, Inc.	20,607
	Electronic Equipment & Instruments – 1.0%

420	Trimble Navigation Limited, (2)	19,816
	Energy Equipment & Services – 5.1%

275	National-Oilwell Varco Inc.	20,268

400	Oceaneering International Inc.	20,932

1,200	Petroleum Geo-Services	20,690

525	ShawCor Limited, Class A Shares	23,392

860	Subsea 7 SA	18,870
	Total Energy Equipment & Services	104,152
	Food & Staples Retailing – 3.2%

280	PriceSmart, Inc.	23,237

300	Tsuruha Holdings Inc.	22,736

205	Whole Foods Market, Inc.	19,420
	Total Food & Staples Retailing	65,393
	Food Products – 2.9%

200	Annie’s Incorporated	7,900

8,000	Biostime International Holdings Limited	20,542

335	Hain Celestial Group Inc., (2)	19,363

1,000	Strauss Group Limited	11,299
	Total Food Products	59,104
	Health Care Equipment & Supplies – 1.6%

1,000	Ginko International Company Limited	12,272

705	Volcano Corporation, (2)	20,177
	Total Health Care Equipment & Supplies	32,449
	Health Care Providers & Services – 2.8%

450	Catamaran Corporation	21,222

585	Express Scripts, Inc., (2)	36,001
	Total Health Care Providers & Services	57,223
	Hotels, Restaurants & Leisure – 2.8%

2,225	Dominos Pizza Inc.	18,150

6,000	Galaxy Entertainment Group Limited	20,671

746	Intercontinental Hotels Group PLC, ADR	18,367
	Total Hotels, Restaurants & Leisure	57,188
	Household Durables – 2.1%

1,300	Pulte Corporation, (2)	22,542

565	SodaStream International Limited, (2)	20,199
	Total Household Durables	42,741
	Insurance – 1.9%

3,800	AIA Group Limited	15,028

4,560	CGNU PLC	24,387
	Total Insurance	39,415

50	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 2.2%

675	ASOS PLC	$24,563

36	priceline.com Incorporated, (2)	20,656
	Total Internet & Catalog Retail	45,219
	Internet Software & Services – 3.4%

525	Akamai Technologies, Inc., (2)	19,945

1,700	Telecity Group PLC	24,732

700	Tencent Holdings Limited	24,802
	Total Internet Software & Services	69,479
	IT Services – 2.3%

8,600	Anite PLC	19,596

195	Visa Inc.	27,058
	Total IT Services	46,654
	Life Sciences Tools & Services – 0.7%

300	Gerresheimer AG	14,885
	Machinery – 4.7%

318	Caterpillar Inc.	26,970

305	Duerr AG	22,834

675	Kennametal Inc.	23,909

725	KUKA AG	21,735
	Total Machinery	95,448
	Media – 2.7%

400	Discovery Communications Inc., Class A Shares, (2)	23,608

950	Imax Corporation, (2)	21,461

44,000	MNC Skyvision PT (Indovision)	9,964
	Total Media	55,033
	Metals & Mining – 0.6%

600	Yamana Gold Inc.	12,117
	Multiline Retail – 0.9%

395	Dollar General Corporation, (2)	19,205
	Oil, Gas & Consumable Fuels – 4.6%

395	Golar LNG, Limited	15,417

1,350	Painted Pony Petroleum Limited, Class A	14,598

300	Pioneer Natural Resources Company	31,695

210	Range Resources Corporation	13,726

525	Tourmaline Oil Corporation, (2)	17,347
	Total Oil, Gas & Consumable Fuels	92,783
	Personal Products – 0.5%

200	Herbalife, Limited	10,270
	Pharmaceuticals – 1.9%

225	Allergan, Inc.	20,232

115	Novo Nordisk A/S	18,533
	Total Pharmaceuticals	38,765
	Real Estate Management & Development – 2.4%

179,000	Alam Sutera Realty Tbk PT	10,809

139,500	Bekasi Fajar Industrial Estate Tbk PT	9,876

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

10,000	Longfor Properties Company Limited	$17,729

500	Mitsui Fudosan Co., Ltd	10,103
	Total Real Estate Management & Development	48,517
	Road & Rail – 1.5%

385	Kansas City Southern Industries	30,977
	Semiconductors & Equipment – 3.6%

590	Altera Corporation	17,983

500	Broadcom Corporation, Class A, (2)	15,768

1,400	ARM Holdings PLC	15,024

21	Samsung Electronics Company Limited	25,225
	Total Semiconductors & Equipment	74,000
	Software – 2.8%

485	Aveva Group PLC	15,575

24,300	Monitise PLC	14,509

375	Red Hat, Inc., (2)	18,439

315	Splunk Inc.	8,836
	Total Software	57,359
	Specialty Retail – 2.1%

35,000	Ace Hardware Indonesia	25,508

170	Tractor Supply Company	16,361
	Total Specialty Retail	41,869
	Textiles, Apparel & Luxury Goods – 3.2%

250	Adidas-Salomon AG	21,295

575	Burberry Group PLC	10,817

275	Luxottica Group SpA	10,467

10,800	Samsonite International SA	22,436
	Total Textiles, Apparel & Luxury Goods	65,015
	Trading Companies & Distributors – 1.2%

625	United Rentals Inc., (2)	25,413
	Transportation Infrastructure – 0.5%

3,700	Airports of Thailand PCL	9,899
	Wireless Telecommunication Services – 2.5%

475	SBA Communications Corporation, (2)	31,649

36,500	Tower Bersama Infrastructure Tbk PT	19,001
	Total Wireless Telecommunication Services	50,650
	Total Common Stocks (cost $1,792,402)	1,987,321

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.5%

300	iShares FTSE China Large-Cap ETF	$11,031
	Total Exchange-Traded Fund (cost $10,866)	11,031
	Total Investments (cost $1,803,268) – 98.1%	1,998,352
	Other Assets Less Liabilities – 1.9%	38,934
	Net Assets – 100%	$2,037,286

52	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,965,120	$22,201	$—	$1,987,321
Exchange-Traded Funds	11,031	—	—	11,031
Total	$1,976,151	$22,201	$—	$1,998,352

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Growth Fund (continued)

October 31, 2012

At October 31, 2012, the cost of investments was $1,805,882.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$242,936
Depreciation	(50,466)
Net unrealized appreciation (depreciation) of investments	$192,470

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

54	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.6%

	Airlines – 2.2%

2,575	Copa Holdings SA	$239,012

11,600	Norwegian Air Shuttle	250,259
	Total Airlines	489,271
	Biotechnology – 1.2%

10,300	Grifols SA	259,148
	Chemicals – 1.0%

4,700	Nitto Denko Corporation	213,128
	Commercial Banks – 4.5%

723,000	Chongqing Rural Commercial Bank Company Limited	340,507

34,600	DnB NOR ASA	432,098

96,600	Metropolitan Bank & Trust Company	222,770
	Total Commercial Banks	995,375
	Commercial Services & Supplies – 1.9%

5,600	Aggreko PLC	194,295

6,800	Boyd Group Income Fund	110,979

6,500	Park24 Company Limited	111,712
	Total Commercial Services & Supplies	416,986
	Construction & Engineering – 3.5%

264,000	China Communications Construction Company Limited	248,329

28,900	Empresas ICA SAB de CV	249,696

3,450	JGC Corporation	118,630

4,100	SNC Lavalin Group Inc.	165,149
	Total Construction & Engineering	781,804
	Construction Materials – 2.8%

27,600	Caesar Stone Sdot Yam Limited	442,704

3,150	HeidelbergCement AG	166,949
	Total Construction Materials	609,653
	Consumer Finance – 1.8%

70,600	International Personal Finance	395,339
	Distributors – 1.2%

8,650	Jin Company Limited	260,053
	Diversified Consumer Services – 1.1%

13,800	Anhanguera Educacional Participacoes SA	241,885
	Diversified Financial Services – 3.0%

20,600	Ayala Corporation	221,527

36,200	BM&FBovespa SA	231,703

96,900	Bolsa Mexicana de Valores SA	214,610
	Total Diversified Financial Services	667,840
	Electronic Equipment & Instruments – 0.4%

5,500	Dialight PLC	98,786
	Energy Equipment & Services – 3.6%

8,200	Petrofac Limited	212,253

9,175	Petroleum Geo-Services	158,192

5,400	ShawCor Limited, Class A Shares	240,601

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

8,700	Subsea 7 SA	$190,899
	Total Energy Equipment & Services	801,945
	Food & Staples Retailing – 1.9%

301,400	Puregold Price Club Inc.	219,127

2,500	Tsuruha Holdings Inc.	189,465
	Total Food & Staples Retailing	408,592
	Food Products – 3.5%

82,500	Biostime International Holdings Limited	211,837

17,400	Glanbia PLC	165,088

21,200	Strauss Group Limited	239,531

81,000	Super Group Limited	162,027
	Total Food Products	778,483
	Health Care Equipment & Supplies – 1.1%

19,000	Ginko International Company Limited	233,171
	Health Care Providers & Services – 1.5%

323,000	Bangkok Chain Hospital PCL, (3)	98,533

4,720	Catamaran Corporation	222,595
	Total Health Care Providers & Services	321,128
	Hotels, Restaurants & Leisure – 5.1%

282,300	Central Plaza Hotel PLC	179,604

32,000	Dominos Pizza Inc.	261,040

70,000	Galaxy Entertainment Group Limited	241,160

8,026	Intercontinental Hotels Group PLC, ADR	197,600

17,600	Melco PBL Entertainment, Limited, (2)	255,376
	Total Hotels, Restaurants & Leisure	1,134,780
	Household Durables – 1.6%

10,100	SodaStream International Limited, (2)	361,075
	Independent Power Producers & Energy Traders – 0.8%

16,100	APR Energy PLC	176,673
	Industrial Conglomerates – 0.7%

457,800	Alliance Global Group Inc.	165,361
	Insurance – 3.9%

54,400	AIA Group Limited	215,142

77,500	CGNU PLC	414,467

16,760	Prudential Corporation PLC	229,489
	Total Insurance	859,098
	Internet & Catalog Retail – 2.3%

10,205	ASOS PLC	371,360

24,700	CDON Group	138,528
	Total Internet & Catalog Retail	509,888
	Internet Software & Services – 2.6%

22,690	Telecity Group PLC	330,093

6,900	Tencent Holdings Limited	244,481
	Total Internet Software & Services	574,574

56	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 4.0%

103,800	Anite PLC	$236,520

13,375	Interxion Holdings NV, (2)	285,824

15,400	WireCard AG	351,907
	Total IT Services	874,251
	Life Sciences Tools & Services – 2.2%

40,000	Clinigen Group PLC	124,904

1,205	Eurofins Scientific	186,330

3,300	Gerresheimer AG	163,735
	Total Life Sciences Tools & Services	474,969
	Machinery – 4.1%

1,900	Andritz AG	114,441

3,250	Duerr AG	243,313

7,600	KUKA AG	227,848

5,850	Rotork PLC	215,053

3,600	Westport Innovations Inc.	100,566
	Total Machinery	901,221
	Media – 2.5%

10,025	Imax Corporation, (2)	226,465

971,500	MNC Skyvision PT (Indovision)	219,991

16,300	Perform Group PLC	105,479
	Total Media	551,935
	Metals & Mining – 1.1%

11,925	Yamana Gold Inc.	240,828
	Multiline Retail – 1.0%

3,475	Dollarama Inc.	219,512
	Oil, Gas & Consumable Fuels – 3.6%

37,000	Artek Exploration Limited	104,100

4,300	Golar LNG, Limited	167,829

49,500	New Zealand Energy Corporation	84,255

23,900	Painted Pony Petroleum Limited, Class A	258,443

5,500	Tourmaline Oil Corporation, (2)	181,727
	Total Oil, Gas & Consumable Fuels	796,354
	Pharmaceuticals – 1.2%

1,670	Novo Nordisk A/S	269,128
	Professional Services – 1.1%

5,000	Brunel International NV	240,760
	Real Estate Management & Development – 6.4%

5,807,500	Alam Sutera Realty Tbk PT	350,687

2,285,000	Bekasi Fajar Industrial Estate Tbk PT	161,770

6,000	Brookfield Asset Management, Inc.	206,640

106,000	Global Logistic Properties Limited	223,332

136,500	Longfor Properties Company Limited	242,000

11,000	Mitsui Fudosan Co., Ltd	222,260
	Total Real Estate Management & Development	1,406,689

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund (continued)

October 31, 2012

Shares	Description (1)			Value

	Road & Rail – 0.5%

66,000	ENTREC Corporation			$103,750
	Semiconductors & Equipment – 3.1%

37,200	ARM Holdings PLC			399,209

240	Samsung Electronics Company Limited			288,282
	Total Semiconductors & Equipment			687,491
	Software – 3.4%

9,525	Allot Communications, Limited, (2)			222,504

5,200	Aveva Group PLC			166,991

261,600	Monitise PLC			156,198

1,600	Nintendo Co., Ltd.			206,038
	Total Software			751,731
	Specialty Retail – 1.8%

241,000	Ace Hardware Indonesia			175,638

117,000	Belle International Holdings Limited			217,392
	Total Speciality Retail			393,030
	Textiles, Apparel & Luxury Goods – 3.6%

2,600	Adidas-Salomon AG			221,509

6,100	Burberry Group PLC			114,780

5,800	Luxottica Group S.p.A			220,748

114,900	Samsonite International S.A.			238,694
	Total Textiles, Apparel & Luxury Goods			795,731
	Trading Companies & Distributors – 2.1%

45,850	Ashtead Group PLC			275,984

7,000	Monotaro Company Limited			183,878
	Total Trading Companies & Distributors			459,862
	Transportation Infrastructure – 1.7%

60,700	Airports of Thailand PLC			162,393

3,100	Koninklijke Vopak NV			215,810
	Total Transportation Infrastructure			378,203
	Wireless Telecommunication Services – 1.0%

444,000	Tower Bersama Infrastructure Tbk PT			231,130
	Total Common Stocks (cost $19,316,708)			21,530,611

Shares	Description (1)			Value
	EXCHANGE-TRADED FUNDS – 0.5%

3,100	iShares FTSE China Large-Cap ETF			$113,987
	Total Exchange-Traded Fund (cost $112,003)			113,987

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%

$433	Repurchase Agreement with State Street Bank, dated 10/31/12, repurchase price $432,568, collateralized by $425,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $442,238	0.010%	11/01/12	$432,567
	Total Short-Term Investments (cost $432,567)			432,567
	Total Investments (cost $19,861,278) – 100.1%			22,077,165
	Other Assets Less Liabilities – (0.1)%			(11,409)
	Net Assets – 100%			$22,065,756

58	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$21,432,078	$98,533	$—	$21,530,611
Exchange-Traded Funds	113,987	—	—	113,987
Short-Term Investments:
Repurchase Agreements	—	432,567	—	432,567
Total	$21,546,065	$531,100	$—	$22,077,165

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Growth Fund (continued)

October 31, 2012

At October 31, 2012, the cost of investments was $19,896,999.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,665,510
Depreciation	(485,344)
Net unrealized appreciation (depreciation) of investments	$2,180,166

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

60	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Dividend Growth Fund

October 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.9%

	Aerospace & Defense – 1.9%

575	Raytheon Company	$32,522
	Automobiles – 2.8%

1,000	DaimlerChysler AG	46,694
	Commercial Banks – 8.3%

550	Bank of Montreal	32,516

15,000	BOC Hong Kong Holdings Limited	46,258

2,265	Westpac Banking Corporation	59,979
	Total Commercial Banks	138,753
	Computers & Peripherals – 1.4%

40	Apple, Inc.	23,804
	Construction Materials – 2.3%

2,050	CRH PLC	38,176
	Diversified Telecommunication Services – 12.4%

1,325	AT&T Inc.	45,832

1,150	CenturyLink Inc.	44,137

60,500	HKT Trust and HKT Limited	56,128

14,425	Telstra Corporation Limited	61,992
	Total Diversified Telecommunication Services	208,089
	Electric Utilities – 7.2%

850	FirstEnergy Corp.	38,862

500	NextEra Energy Inc.	35,030

2,010	Scottish and Southern Energy PLC	46,968
	Total Electric Utilities	120,860
	Electrical Equipment – 1.9%

650	Emerson Electric Company	31,480
	Energy Equipment & Services – 3.8%

1,570	Seadrill Limited	63,334
	Gas Utilities – 2.0%

700	ONEOK, Inc.	33,110
	Hotels, Restaurants & Leisure – 1.9%

2,875	Compass Group PLC	31,549
	IT Services – 2.0%

500	Accenture Limited	33,705
	Machinery – 2.4%

4,000	Kubota Corporation	40,887
	Media – 1.9%

1,600	Pearson PLC	32,146
	Metals & Mining – 4.1%

1,825	Southern Copper Corporation	69,529
	Multi-Utilities – 1.8%

5,875	Centrica PLC	30,727
	Oil, Gas & Consumable Fuels – 7.5%

900	Kinder Morgan, Inc.	31,239

1,435	Royal Dutch Shell PLC, Class B Shares	50,726

875	Total SA	44,027
	Total Oil, Gas & Consumable Fuels	125,992

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

October 31, 2012

Shares	Description (1)	Value

	Pharmaceuticals – 8.7%

525	Abbott Laboratories	$34,398

1,900	GlaxoSmithKline PLC	42,512

1,350	Pfizer Inc.	33,575

410	Sanofi S.A.	36,041
	Total Pharmaceuticals	146,526
	Professional Services – 2.0%

2,000	Experian PLC	34,534
	Road & Rail – 1.9%

265	Union Pacific Corporation	32,603
	Semiconductors & Equipment – 1.7%

905	Microchip Technology Incorporated	28,372
	Thrifts & Mortgage Finance – 5.4%

3,720	New York Community Bancorp Inc.	51,559

3,250	People’s United Financial, Inc.	39,098
	Total Thrifts & Mortgage Finance	90,657
	Tobacco – 7.0%

1,425	Altria Group, Inc.	45,315

350	Lorillard Inc.	40,604

350	Philip Morris International	30,996
	Total Tobacco	116,915
	Trading Companies & Distributors – 2.0%

3,300	Itochu Corporation, (2)	33,029
	Wireless Telecommunication Services – 2.6%

15,900	Vodafone Group PLC	43,171
	Total Investments (cost $1,541,816) – 96.9%	1,627,164
	Other Assets Less Liabilities – 3.1%	51,415
	Net Assets – 100%	$1,678,579

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,627,164	$—	$—	$1,627,164

62	Nuveen Investments

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments was $1,541,816.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$94,210
Depreciation	(8,862)
Net unrealized appreciation (depreciation) of investments	$85,348

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	63

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2012